Expense Example - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class III
May 30, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	144
5 years	254
10 years	$ 575